Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 12: TRANSACTIONS WITH RELATED PARTIES

Management fees: Pursuant to the management agreement with the Manager (the “Management Agreement”) dated May 28, 2010 as amended in May 2012, May 2014 and May 2016, the Manager provided commercial and technical management services to Navios Acquisition’s vessels for a fixed daily fee of: (a) $6.35 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) $9.5 per VLCC, through May 2018.

Navios Acquisition fixed the fees for commercial and technical ship management services of its fleet for two additional years from May 29, 2018 until December 31, 2019, at a fixed daily fee of: (a) $6.5 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) the current daily fee of $9.5 per VLCC.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Management Agreement also covers vessels acquired.

In August 2019, Navios Acquisition extended the duration of its existing Management Agreement with Navios Tankers Management Inc. (the “Manager”) until January 01, 2025, to be automatically renewed for another five years. In addition management fees are fixed for two years commencing from January 01, 2020 at: (a) $6.8 per day per MR2 product tanker and chemical tanker vessel; (b) $7.2 per day per LR1 product tanker vessel; and (c) $9.65 per day per VLCC.  The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% for the remaining period unless agreed otherwise. Drydocking expenses are reimbursed at cost for all vessels.

For the six month periods ended June 30, 2019 and 2018 certain extraordinary fees and costs related to regulatory requirements, including ballast water treatment system installation under Company’s Management Agreement amounted to $5,563 and $0, respectively, and are presented under “Vessels additions” in the condensed Consolidated Statements of Cash Flows.

Dry docking expenses are reimbursed at cost.

Total management fees for the three month periods ended June 30, 2019 and 2018 amounted to $26,481 and $22,913, respectively. Total management fees for the six month periods ended June 30, 2019 and 2018 amounted to $54,387 and $46,312, respectively.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager (the “Administrative Services Agreement”), pursuant to which the Manager provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.

In August 2019, Navios Acquisition extended the duration of its existing Administrative Services Agreement with the Manager until January 01, 2025, to be automatically renewed for another five years.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Administrative Services Agreement also covers the vessels acquired.

For each of the three month periods ended June 30, 2019 and 2018 the expense arising from administrative services rendered by the Manager amounted to $2,761 and $2,188, respectively. For each of the six month periods ended June 30, 2019 and 2018 the expense arising from administrative services rendered by the Manager amounted to $5,626 and $4,435, respectively.

Balance due from related parties (excluding Navios Europe I, Navios Europe II): Balance due from related parties as of June 30, 2019 and December 31, 2018 was $15,392 and $15,818, respectively, and included the short-term and long-term amounts due from the Manager. The balances mainly consisted of administrative expenses and special survey and dry docking expenses for certain vessels of the Company’s fleet, as well as management fees, in accordance with the Management Agreement.

Balance due to related parties, short-term: Amounts due to related parties, short-term as of June 30, 2019 was $0. Amounts due to related parties, short-term as of December 31, 2018 was $12,029 and mainly consisted of payables to the Manager.

Navios Midstream Merger Agreement: On December 13, 2018, Navios Acquisition completed the Merger contemplated by the Merger Agreement, dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary Merger Sub, Navios Midstream and NAP General Partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition. Please refer to Navios Midstream Merger Agreement under Note 7 “Investment in Affiliates”.

Omnibus Agreements

          Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, liquefied petroleum gas (“LPG”) tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that have allowed Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries have granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition have agreed (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer do not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.

Navios Containers Omnibus Agreement: In connection with the Navios Maritime Containers Inc. (“Navios Containers”) private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Acquisition entered into an omnibus agreement with Navios Containers, Navios Midstream, Navios Holdings and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream to compete with Navios Containers under specified circumstances.

Backstop Agreement: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream (“Backstop Agreements”). In accordance with the terms of the Backstop Agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments were triggered if the actual rates achieved were below the backstop rates. As of June 30, 2019 and December 31, 2018, the accrued liability under the Backstop Agreements is eliminated as intercompany balance following the Merger with Navios Midstream. The backstop commitment for the Shinyo Kannika was terminated in relation to the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the sale of the latter to Navios Midstream in March 2018.

In January and February 2019, all Backstop Agreements expired pursuant to their initial terms.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements. In December 2018, the availability under the Navios Revolving Loans I was increased by $30,000. See Note 7 for the Investment in Navios Europe I.

Balance due from Navios Europe I as of June 30, 2019 was $26,534 (December 31, 2018: $22,659) which included the Navios Revolving Loans I of $13,770 (December 31, 2018: $11,770), the non-current amount of $4,828 (December 31, 2018: $4,244) related to the accrued interest income earned under the Navios Term Loans I under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans I of $7,936 (December 31, 2018: $6,645) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2019, the amount undrawn under the Navios Revolving Loans I was $2,000, of which Navios Acquisition may be required to fund an amount ranging from $0 to $2,000.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000. See Note 7 for the Investment in Navios Europe II.

Balance due from Navios Europe II as of June 30, 2019 was $42,640 (December 31, 2018: $38,465) which included the Navios Revolving Loans II of $20,662 (December 31, 2018: $20,662), the non-current amount of $6,933 (December 31, 2018: $5,783) related to the accrued interest income earned under the Navios Term Loans II under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans II of $15,045 (December 31, 2018: $12,020) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2019, the amount undrawn under the Navios Revolving Loans II was $4,503, of which Navios Acquisition may be required to fund an amount ranging from $0 to $4,503.